Significant Accounting Policies - Net loss per share (Details) - USD ($)	3 Months Ended			5 Months Ended	9 Months Ended		12 Months Ended
	Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Subsidiary, Sale of Stock [Line Items]
Net loss					$ (92,938,000)	$ (39,135,000)	$ (69,503,000)	$ (7,567,000)	$ 61,453,000
Adjusted net income (loss)							$ (69,503,000)	$ (7,567,000)	$ 61,453,000
Diluted weighted average shares outstanding					30,839,870	27,870,539	27,906,742	27,779,339	28,197,409
Diluted net income per share					$ (3.01)	$ (1.40)	$ (2.49)	$ (0.27)	$ 2.18
Basic weighted average shares outstanding					30,839,870	27,870,539	27,906,742	27,779,339	27,623,415
Basic net income per share					$ (3.01)	$ (1.40)	$ (2.49)	$ (0.27)	$ 2.22
Antidilutive securities excluded from computation of earnings per share					264,513	261,342	325,000	376,000
Class B Common Stock
Subsidiary, Sale of Stock [Line Items]
Diluted weighted average shares outstanding				4,158,672
Diluted net income per share				$ 0.50
Seaport Global Acquisition Corp
Subsidiary, Sale of Stock [Line Items]
Net loss	$ (1,843,655)	$ (3,821,824)	$ 5,128,710	$ 2,097,430	$ (536,769)
Antidilutive securities excluded from computation of earnings per share				6,062,500	16,843,750
Seaport Global Acquisition Corp | Class A Common Stock
Subsidiary, Sale of Stock [Line Items]
Net loss	(1,843,655)			$ 2,097,430	$ (536,769)
Less: Allocation of loss to Class B common stock	368,731			(1,215,880)	107,354
Adjusted net income (loss)	$ (1,474,924)			$ 881,550	$ (429,415)
Diluted weighted average shares outstanding	14,375,000			2,605,469	14,375,000
Diluted net income per share	$ (0.10)			$ 0.34	$ (0.03)
Basic weighted average shares outstanding	14,375,000			2,605,469	14,375,000
Basic net income per share	$ (0.10)			$ 0.34	$ (0.03)
Seaport Global Acquisition Corp | Class B Common Stock
Subsidiary, Sale of Stock [Line Items]
Net loss	$ (1,843,655)			$ 2,097,430	$ (536,769)
Less: Allocation of loss to Class B common stock	(1,474,924)			(881,550)	(429,415)
Adjusted net income (loss)	$ (368,731)			$ 1,215,880	$ (107,354)
Diluted weighted average shares outstanding	3,593,750			3,593,570	3,593,750
Diluted net income per share	$ (0.10)			$ 0.34	$ (0.03)
Basic weighted average shares outstanding	3,593,750			3,593,570	3,593,750
Basic net income per share	$ (0.10)			$ 0.34	$ (0.03)